Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income
Net income	$ 10,714	$ 3,414	$ 7,282
Investment securities available-for-sale:
Unrealized (loss) gain on investment securities available-for-sale, net of tax	(955)	(23)	(972)
Adjustment for gain on sale of investment securities, net of tax	0	(3)	(373)
Defined benefit pension plans:
Net gain (loss) arising during the year, net of tax	(345)	673	487
Amortization of prior service cost included in net periodic pension cost, net of tax	173	56	49
Other comprehensive (loss) income, net of tax	437	643	1,783
Total comprehensive income	$ 10,277	$ 2,771	$ 5,499